Consolidated Statement of Cash Flows	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Cash flows from operating activities
Loss before tax	$ (973,673)	$ (1,249,833)	$ (11,053,571)
Adjustments for:
Bad debts written off			602,264
Share-based payment expense	233,713	300,000
Unrealised forex gain or loss	17,761	90,112
Provision for estimated credit losses	206,407	277,380	277,101
Provision of asset retirement obligation cost	48,301	62,000
Depreciation of property and equipment	273,187	350,671	107,659
Amortisation of right-of-use assets	2,761,485	3,544,719	1,073,469
Fixed asset written off			206,287
Fixed asset written off
Write off of Right-of-use assets / lease liabilities	(12,089)	(15,645)
Impairment loss on goodwill			10,349,252
Interest income	(5,526)	(7,093)
Interest expense	355,116	455,837	203,948
Operating cash flows before changes in working capital	2,904,682	3,808,148	1,766,409
Changes in working capital:
Inventories	199,478	258,145	(304,262)
Trade and other receivables	(920,320)	(1,190,986)	(8,687,432)
Trade and other payables	(2,334,092)	(3,020,549)	4,033,506
Cash generated from/ (used in) operations	(150,252)	(145,242)	(3,191,779)
Interest paid	(57,647)	(73,997)	(648,293)
Income tax paid	(324,057)	(415,968)	(203,948)
Net cash used in operating activities	(531,956)	(635,207)	(4,044,020)
Cash flows from investing activities
Acquisition of property and equipment	(191,819)	(248,233)	(556,940)
Profit attributable to non-controlling interest	105,787	136,899
Acquisition of subsidiary			(10,339,950)
Interest received	5,526	7,093
Cash provided by/ (used in) investing activities	(80,506)	(104,241)	(10,896,890)
Cash flows from financing activities
Deferred offering costs			1,556,226
(Increase)/ decrease in amount due to related parties	(376,666)	(487,445)	138,915
(Increase)/ decrease in amount due from related parties	(768,729)	(994,812)	10,557,240
Proceeds from borrowings	2,318,213	3,000,000	4,000,000
Payment of principal portion of lease liabilities	(2,216,219)	(2,868,009)	(1,321,600)
Write off of Right-of-use assets			183,195
Repayment of borrowings	(328,309)	(424,865)	(8,261,290)
Decrease in amount due to former director			(111,459)
Non-controlling interest contributions			3,499
Share issuance			9,753,384
Net cash (used in)/ generated from financing activities	(1,371,710)	(1,775,131)	16,498,110
Net (decrease)/ increase in cash and cash equivalents	(1,984,172)	(2,514,579)	1,557,200
Cash and cash equivalents at beginning of financial period	2,393,636	3,044,466	1,951,053
Effects of currency translation on cash and cash equivalents			(463,787)
Cash and cash equivalents at end of financial year	$ 409,464	$ 529,887	$ 3,044,466